Revision of Previously Issued Financial Statements (Details) - Schedule of Consolidated Statements of Operations - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2023
As Previously Reported [Member]
Condensed Income Statements, Captions [Line Items]
Revenues	$ 4,400	$ 24,000
Cost of revenues	(19,000)	(263,900)
Gross loss	(14,600)	(239,900)
General and administrative expenses	(1,576,400)	(4,748,200)
Total operating expenses	(1,581,000)	(4,773,900)
Other expenses, net	(28,100)	(32,400)
Loss from operations before income tax expenses	(1,623,700)	(5,046,200)
Net loss	(1,610,600)	(4,973,500)
Adjustments [Member]
Condensed Income Statements, Captions [Line Items]
Revenues	(4,400)	(24,000)
Cost of revenues	19,000	263,900
Gross loss	14,600	239,900
General and administrative expenses	489,400	453,500
Total operating expenses	489,400	453,500
Other expenses, net	4,400	(165,000)
Loss from operations before income tax expenses	(26,500)	528,400
Net loss	(26,500)	528,400
As Revised [Member]
Condensed Income Statements, Captions [Line Items]
Revenues
Cost of revenues
Gross loss
General and administrative expenses	(1,087,000)	(4,294,700)
Total operating expenses	(1,091,600)	(4,320,400)
Other expenses, net	(23,700)	(197,400)
Loss from operations before income tax expenses	(1,650,200)	(4,517,800)
Net loss	$ (1,637,100)	$ (4,445,100)